Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2024
Fixed Assets [Abstract]
Schedule of Fixed Assets
				Office
	Solar	Pumped	Biogas	furniture and
	plants	storage	installations	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2024	*288,207	*136,139	38,147	234	462,727
Additions	37,080	5,460	593	18	43,151
Effect of changes in exchange rates	266	(331)	-	-	(65)
Balance as at June 30, 2024	325,553	141,268	38,740	252	505,813

Balance as at January 1, 2023	*268,474	*100,059	36,355	225	405,113
Additions	19,841	42,099	1,792	27	63,759
Transfer to disposal groups held for sale	-	-	-	(18)	(18)
Effect of changes in exchange rates	(108)	(6,019)	-	-	(6,127)
Balance as at December 31, 2023	*288,207	*136,139	38,147	234	462,727

Depreciation
Balance as at January 1, 2024	42,266	-	12,296	183	54,745
Depreciation for the period	6,487	-	1,429	1	7,917
Effect of changes in exchange rates	-	-	-	-	-
Balance as at June 30, 2024	48,753	-	13,725	184	62,662

Balance as at January 1, 2023	29,530	-	9,652	175	39,357
Depreciation for the year	12,736	-	2,644	25	15,405
Transfer to disposal groups held for sale	-	-	-	(18)	(18)
Effect of changes in exchange rates	-	-	-	1	1
Balance as at December 31, 2023	42,266	-	12,296	183	54,745

Carrying amounts
As at June 30, 2024	276,800	141,268	25,015	68	443,151
As at December 31, 2023	245,941	136,139	25,851	51	407,982
*	Comparative amounts were reclassified, which resulted in €2,491 thousand and €2,412 thousand being reclassified as of December 31, 2023, and as of December 31, 2022, respectively, from pumped storage to solar plants.